Cover Page	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	HEWLETT PACKARD ENTERPRISE COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37483
Entity Tax Identification Number	47-3298624
Entity Address, Address Line One	1701 East Mossy Oaks Road,
Entity Address, City or Town	Spring,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	(678)
Local Phone Number	259-9860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001645590
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPE
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPE
Preferred Stock
Cover [Abstract]
Title of 12(b) Security	7.625% Series C Mandatory Convertible Preferred Stock, par value $0.01 per share
Trading Symbol	HPEPrC
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	7.625% Series C Mandatory Convertible Preferred Stock, par value $0.01 per share
Trading Symbol	HPEPrC